PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

	As of December 31,
	2014	2015

Computers and other electronic equipment	$3,617	$3,927
Furniture and fixtures	206	198
Leasehold improvements	256	142
Motor vehicles	602	571

	4,681	4,838

Less: accumulated depreciation and amortization	(3,801)	(4,158)

	$880	$680